Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Offsetting Derivative Instruments (Details) - USD ($) $ in Millions	Nov. 30, 2019	Nov. 30, 2018
Assets
Gross Amounts	$ 58	$ 0
Gross Amounts Offset in the Balance Sheet	0	0
Total Net Amounts Presented in the Balance Sheet	58	0
Gross Amounts not Offset in the Balance Sheet	(4)	0
Net Amounts	54	0
Liabilities
Gross Amounts	25	29
Gross Amounts Offset in the Balance Sheet	0	0
Total Net Amounts Presented in the Balance Sheet	25	29
Gross Amounts not Offset in the Balance Sheet	(4)	0
Net Amounts	$ 21	$ 29